UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-6275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1: Report to Shareholders

Balanced Fund	June 30, 2010

The views and opinions in this report were current as of June 30, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

After a year of fast-paced recovery, most global stock markets took a breather in the first half of 2010. A swarm of worrisome developments weighed on investor confidence late in the period, generating losses across sectors, styles, and regions. U.S. bonds generally fared well throughout the period, especially in the second quarter, as investors retreated toward Treasuries.

PERFORMANCE REVIEW

Your fund returned -3.70% in the six months ended June 30, 2010. As shown in the Performance Comparison table, the fund modestly trailed the Lipper Balanced Funds Index and the Morningstar Moderate Target Risk Index for both periods. Portfolio underperformance was primarily due to stock selection within domestic equities.

MARKET ENVIRONMENT

Global stocks declined in the first half of 2010 as gains through April were erased by a sharp correction—traditionally defined as a drop of at least 10%—in May and June. The remarkable rally that started in March 2009 was initially disrupted by the emergence of the severe Greek debt crisis. Investors worried that the crisis could spread to other highly indebted European nations and perhaps weigh on the wider global economy. Indeed, the U.S. reported disappointing economic news in May and June, including poor employment figures.

Losses accelerated late in the spring as more troubling news emerged. Efforts to tighten monetary policy and lending practices in China enhanced worries about the global economy. Rising military tensions between North and South Korea elevated geopolitical risk. U.S. financials sector reform efforts, on top of recently passed health care reforms, seemed to be shifting the ground under investors’ feet. Finally, the massive Gulf of Mexico oil spill also weighed on investor sentiment and generated uncertainty about local economies and the future of the energy sector.

The correction that ensued was widespread and affected virtually all global market sectors. Markets outside the U.S., particularly developed markets in Europe, posted the weakest results. A strong rise in the value of the U.S. dollar—triggered by a global flight to safety—further weighed on international indexes.

The U.S. bond market, in contrast, made solid gains in the first six months of 2010. Early in the year, when investors were more confident in the economic recovery, high yield bonds did well. When conditions turned sour in the spring, investors turned to the investment-grade universe. Long-term Treasuries produced the strongest returns for the period. High-quality corporate bonds, agency mortgage-backed securities, and asset-backed securities did well but were less robust. Short-term U.S. government issues lagged, partially reflecting the disadvantage of their low yields.

ASSET ALLOCATION STRATEGY

Although volatility has increased, stocks continue to be supported by a favorable earnings environment and reasonable balance sheets in the context of a gradually improving economy. We have moved to a neutral position between U.S. growth and value by lowering our allocation to value.

While value stocks often do well as the economy and profits recover from trough levels, growth stocks are very attractively valued. We have a neutral bias between U.S. and non-U.S. developed markets stocks as we believe better U.S. growth prospects are reflected in current valuations.

Within the fixed income segment, we remain overweight in high yield bonds relative to investment-grade bonds. Despite recent concerns, these securities should improve over the long term with better economic conditions, and default rates should continue to come down.

PORTFOLIO REVIEW

Domestic Stocks
As mentioned previously, each of the 10 major sectors in the S&P 500 Index declined in the six-month period. Within information technology, the software industry turned in a poor performance. Microsoft struggled due to concerns about the potential impact of European weakness on personal computer demand. We remain confident long term, though, as the company should benefit from an upcoming corporate PC upgrade cycle, the continued adoption of Windows 7, and the launch of Office 2010. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Semiconductors and semiconductor equipment companies were also hurt by restrained business spending. However, Apple continued to post impressive gains and was the fund’s top contributor. The company has generated increasing profits during the year due to its strong sales of the iPhone and iPad. Internet giant Google, which benefited from a strong global resurgence in advertising sales last year, saw slowing growth as the economic recovery stalled. But the search business is continuing to grow, and Google should be a major beneficiary of that trend.

The energy sector was hard hit amid the fallout from the oil spill in the Gulf of Mexico. ExxonMobil, a top 10 holding in the equity portfolio, suffered a sharp decline as investors abandoned the oil, gas, and consumable fuels industry. The company also reported disappointing earnings due to less profitability in its operations and increasing health care costs.

Financials weakened over the period due to the European debt crisis and concerns that the expected federal financial regulatory reform would curtail profits. JPMorgan Chase and Wells Fargo, two of the portfolio’s top holdings, were both battered during the period. An aura of uncertainty remains in the sector as the government’s independent commission for investigating the financial crisis sets about cleaning up perceived instances of fraud or unethical conduct.

International Stocks
The debt crisis in Greece—and spreading fears over its implications for other debt-ridden euro zone economies, such as Spain and Ireland—caused European stocks to lag severely behind developed markets in Asia and the U.S. But the best results for the period came from the emerging markets. Despite having their own potential risks, many emerging markets nations have largely sidestepped the financial crises that have so severely hampered developed economies in recent years. The portfolio maintains only a small portion of its assets in emerging markets by charter, but its holdings in this sector fared relatively well. Our holdings in Europe generally proved disappointing.

From a sector perspective, stock selection and sector weights both contributed to positive relative performance. Luxury goods providers performed well early in the year on economic optimism, and holdings in Swiss company Richemont and French retailer PPR were up for the period. British Sky Broadcasting (BSkyB) also helped performance after receiving an offer from News Corporation to buy the company at a premium. BSkyB rejected the offer, but further offers are expected. Several holdings in the materials sector were resilient in the declining market, including Japan-based Kobe Steel and Asahi Kasei, a Japanese chemical company. On the negative side, stock selection in utilities was hurt by steep declines in E.ON (Germany) and Iberdrola Renovables (Spain).

Energy stocks were negative, led by BP, which lost about half of its value after the Deepwater Horizon drilling rig explosion in April. We have been monitoring the situation daily. As containment efforts continue, our diverse team of analysts has been assessing the potential ramifications on BP’s liquidity, upcoming liabilities, and future profitability. In addition, we are evaluating the effects these events will have on the industry as a whole, as well as on other potential investments. The market’s reaction to companies directly involved in the spill has been sharp and has also been extrapolated to many others in the energy industry. In some cases, we think that reaction has overshot so that companies with sustainable business models, good cost controls, long-lived assets, and differentiated technologies and services now provide compelling opportunities for patient, long-term investors.

Health care stocks in the fund also underperformed, led by Sanofi-Aventis and Roche Holding (Switzerland), which fell on concerns that the U.S. Food and Drug Administration might pull the cancer drug Avastin from the market. During the period, performance in the energy sector was in line with the index.

Information technology was a drag on performance due to the global economic slowdown. Tencent Holdings, the popular free instant messaging service in China, struggled at the end of the reporting period because investors became worried that the gaming part of its business was topping out. The portfolio’s financial holdings were the poorest performers for the past six months. Banco Santander (Spain) and National Bank of Greece were among our largest detractors—these commercial banks had been top contributors in the back half of 2009. During the period, we sold our entire position in the National Bank of Greece.

Bonds
While equities reported weak results, our bonds posted solid, if modest, gains throughout the period. Results in the high yield portion of the portfolio were mixed as the group rallied early in the period but retreated along with other higher-risk market segments as the half wore on. At that stage, Treasuries and other high-quality bonds—which compose approximately two-thirds of the bond portfolio—began to rally.

OUTLOOK

While investors have been rightly concerned about the sovereign debt crisis in Europe, such aftershocks are not out of the ordinary following financial crises. Indeed, this is the type of bad news one might expect as the global economy struggles to readjust—and one reason we and others have predicted a slower than normal recovery after a steep recession. Nonetheless, we believe the U.S. economy is regaining its footing, due in part to pent-up demand for long-lasting durable goods. Sharp increases in productivity as a result of cost-cutting appear to be coming to an end, setting the stage for an eventual improvement in job gains and household spending. Modest but continued growth would bode well for equity markets and corporate bonds but may lead to some decline in Treasury prices should risk aversion subside and yields turn higher once again.

Stock valuations are reasonable, especially in relation to today’s low interest rates. The difference between the earnings yield on large-cap stocks and the 10-year Treasury rate is attractive in any historical context. Nonetheless, volatility may persist until the global economy shows legitimate signs of strong growth. We believe our investment approach, which incorporates a disciplined strategy, broad diversification, and a long-term focus, should serve shareholders’ long-term interests well regardless of short-term economic conditions and market volatility.

Respectfully submitted,

Edmund M. Notzon III
Chairman of the fund’s Investment Advisory Committee

July 15, 2010

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN STOCKS

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Barclays Capital U.S. Aggregate Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Combined index portfolio: An unmanaged portfolio of 52% domestic stocks (S&P 500 Index), 35% bonds (Barclays Capital U.S. Aggregate Index), and 13% international stocks (MSCI EAFE Index).

Linked performance benchmark: A custom benchmark that reflects the performance of the Merrill Lynch-Wilshire Capital Market Index through June 30, 2009, and the performance of the Morningstar Moderate Target Risk Index from July 1, 2009, through the end of the reporting period.

Lipper indexes: Consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000, Merrill Lynch High Yield II, and Domestic Master indexes. This index was discontinued on June 30, 2009.

Morningstar Moderate Target Risk Index: Represents a portfolio of global equities (fixed at 60%), bonds, and other asset classes.

MSCI EAFE Index: Widely accepted as the benchmark for international stock performance (EAFE refers to Europe, Australasia, and Far East). The index represents the major markets of the world excluding the U.S. and Canada, is listed in local currency, and includes reinvestment of dividends.

S&P 500 Index: Tracks the stocks of 500 mostly large U.S. companies.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights

For a share outstanding throughout each period

	6 Months Ended 6/30/10‡	Year Ended 12/31/09‡	12/31/08‡	12/31/07‡	12/31/06‡	12/31/05‡
NET ASSET VALUE						
Beginning of period	$ 17.56	$ 14.05	$ 20.60	$ 21.29	$ 19.77	$ 19.70
Investment activities						
Net investment income	0.20(1)	0.40(1)	0.50(1)	0.59(1)	0.53(1)	0.49(1)
Net realized and unrealized gain (loss)	(0.84)	3.52	(6.27)	0.90	2.12	0.57
Total from investment activities	(0.64)	3.92	(5.77)	1.49	2.65	1.06
Distributions						
Net investment income	(0.20)	(0.41)	(0.49)	(0.60)	(0.53)	(0.49)
Net realized gain	–	–	(0.29)	(1.58)	(0.60)	(0.50)
Total distributions	(0.20)	(0.41)	(0.78)	(2.18)	(1.13)	(0.99)
NET ASSET VALUE						
End of period	**$ 16.72**	**$ 17.56**	**$ 14.05**	**$ 20.60**	**$ 21.29**	**$ 19.77**
Ratios/Supplemental Data						
Total return(2)	(3.70)%(1)	28.28%(1)	(28.43)%(1)	7.18%(1)	13.73%(1)	5.52%(1)
Ratio of total expenses to average net assets	0.64%(1)(3)	0.69%(1)	0.67%(1)	0.64%(1)	0.66%(1)	0.69%(1)
Ratio of net investment income to average net assets	2.28%(1)(3)	2.57%(1)	2.78%(1)	2.71%(1)	2.60%(1)	2.49%(1)
Portfolio turnover rate	20.1%	43.1%	58.2%	60.4%	42.4%	27.3%
Net assets, end of period (in millions)	$ 2,611	$ 2,657	$ 2,097	$ 3,201	$ 2,893	$ 2,494

‡ Per share amounts calculated using average shares outstanding method.

(1) See Note 7. Excludes expenses permanently waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.02%, and 0.02%, of average net assets for the periods ended 6/30/10, 12/31/09, 12/31/08, 12/31/07, 12/31/06, and 12/31/05, respectively, related to investments in T. Rowe Price mutual funds.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 63.7%		
CONSUMER DISCRETIONARY 9.4%		
Auto Components 0.3%		
Aisin Seiki (JPY)	56,800	1,534
Autoliv, GDR (SEK) (1)	28,957	1,385
GKN (GBP) (1)	1,074,771	1,844
Goodyear Tire & Rubber (1)	17,000	169
Johnson Controls	83,700	2,249
Koito Manufacturing (JPY)	55,000	808
		7,989
Automobiles 0.5%		
BMW (EUR)	41,827	2,023
Ford Motor (1)	87,100	878
Harley-Davidson (2)	130,100	2,892
Honda (JPY)	81,000	2,353
Toyota Motor (JPY)	160,000	5,502
		13,648
Distributors 0.1%		
Genuine Parts (2)	4,800	190
Jardine Cycle & Carriage (SGD)	68,000	1,443
		1,633
Diversified Consumer Services 0.2%		
Apollo Group, Class A (1)	12,700	539
Benesse Holdings (JPY)	46,500	2,118
H&R Block	239,100	3,751
		6,408
Hotels, Restaurants & Leisure 1.6%		
Carnival	137,000	4,143
Compass Group (GBP)	232,333	1,763
International Game Technology (2)	167,200	2,625
Marriott, Class A (2)	231,598	6,934
McDonald's	121,803	8,023

Media 2.6%		
Aegis Group (GBP)	467,660	741
British Sky Broadcasting (GBP)	205,825	2,147
Cablevision, Class A	287,900	6,913
Comcast, Class A-1	96,200	1,671
Comcast, Class A-2	150,000	2,465
Discovery Communications, Class C (1)	347,700	10,754
Informa (GBP)	142,597	750
Jupiter Telecommunications (JPY)	2,216	2,112
Lamar Advertising (1)(2)	7,300	179
Liberty Media Capital, Class A (1)	122,700	5,142
Liberty Media Starz, Class A (1)	14,030	727
Madison Square Garden, Class A (1)(2)	63,850	1,256
McGraw-Hill	50,922	1,433
Omnicom	49,343	1,692
Sanoma (EUR) (2)	58,365	1,007
Television Broadcasts (HKD)	150,000	696
Time Warner	403,567	11,667
Time Warner Cable, Class A	140,493	7,317
Walt Disney	275,681	8,684
WPP (GBP)	158,186	1,488
		68,841
Multiline Retail 0.7%		
Dollar Tree (1)	10,800	450
Kohl's (1)	259,200	12,312
Macy's	49,100	879
Parkson Retail (HKD)	1,006,500	1,699
PPR (EUR)	24,396	3,010
		18,350
Specialty Retail 1.3%		
AutoZone (1)	6,300	1,217
Bed Bath & Beyond (1)	217,300	8,057

CarMax (1)(2)	17,500	348
Esprit Holdings (HKD)	285,984	1,546
Gap	95,200	1,853
Home Depot	299,700	8,412
Inditex (EUR)	28,188	1,599
Kingfisher (GBP)	703,758	2,184
Lowe's	353,800	7,225
O'Reilly Automotive (1)(2)	58,600	2,787
		35,228

Textiles, Apparel & Luxury Goods 0.5%

Coach (2)	98,600	3,604
Compagnie Financiere Richemont (CHF)	105,806	3,681
Nike, Class B (2)	66,600	4,499
		11,784
Total Consumer Discretionary		245,820

CONSUMER STAPLES 4.3%

Beverages 0.8%

Coca-Cola	109,861	5,506
Compania Cervecerias Unidas, ADR	26,800	1,155
Kirin Holdings (JPY)	116,000	1,461
PepsiCo	161,517	9,844
Pernod-Ricard (EUR) (2)	44,762	3,463
		21,429

Food & Staples Retailing 0.9%

CVS Caremark	59,177	1,735
FamilyMart (JPY) (2)	58,500	1,928
Kroger	133,700	2,633
Sysco	36,867	1,053
Tesco (GBP)	1,050,493	5,915
Wal-Mart	190,475	9,156

Walgreen	40,238	1,074
Whole Foods Market (1)(2)	12,800	461
		23,955
Food Products 0.8%		
Archer-Daniels-Midland	16,600	429
Campbell Soup	25,800	924
Dairy Crest (GBP)	221,710	1,220
Dean Foods (1)(2)	17,600	177
House Foods (JPY)	51,100	749
Kellogg	20,900	1,051
Kraft Foods, Class A	107,934	3,022
Nestle (CHF)	201,915	9,742
Unilever (GBP)	100,803	2,687
		20,001
Household Products 1.0%		
Clorox	22,900	1,423
Colgate-Palmolive	9,900	780
Kimberly-Clark	116,105	7,039
Procter & Gamble	256,448	15,382
		24,624
Personal Products 0.3%		
Avon	165,100	4,375
Kobayashi Pharmaceutical (JPY)	25,900	1,100
L'Oreal (EUR)	25,442	2,486
		7,961
Tobacco 0.5%		
Altria Group	187,395	3,756
Philip Morris International	220,295	10,098
		13,854
Total Consumer Staples		111,824

ENERGY 6.4%

Energy Equipment & Services 1.5%

Baker Hughes (2)	197,350	8,204
Cameron International (1)	39,700	1,291
China Oilfield Services, H Shares (HKD)	1,132,000	1,324
Diamond Offshore Drilling (2)	3,300	205
FMC Technologies (1)	67,494	3,554
Fugro, GDS (EUR)	15,390	704
Halliburton	17,200	422
Modec (JPY)	41,500	569
Saipem (EUR)	58,095	1,766
Schlumberger	335,946	18,591
Smith International	26,100	983
Subsea 7 (NOK) (1)(2)	125,200	1,880
		39,493

Oil, Gas & Consumable Fuels 4.9%

Anadarko Petroleum	8,100	292
Beach Energy (AUD)	2,492,530	1,434
BG Group (GBP)	89,436	1,324
BP (GBP)	189,860	912
BP, ADR	120,800	3,489
Chevron	232,600	15,784
ConocoPhillips	93,300	4,580
CONSOL Energy	106,600	3,599
Devon Energy	14,300	871
El Paso Corporation	157,800	1,753
EOG Resources	95,900	9,434
ExxonMobil	323,911	18,486
Hess	60,000	3,020
Murphy Oil	146,560	7,262
Newfield Exploration (1)	25,500	1,246
Nexen	186,300	3,665

Occidental Petroleum	35,500	2,739
Peabody Energy	115,200	4,508
Range Resources (2)	41,400	1,662
Royal Dutch Shell, A Shares, ADR	118,500	5,951
Royal Dutch Shell, B Shares (GBP)	14,309	346
Royal Dutch Shell, B Shares, ADR	147,800	7,136
Southwestern Energy (1)	62,900	2,431
Spectra Energy	415,000	8,329
Statoil (NOK)	364,142	7,023
Statoil, ADR	35,800	686
Suncor Energy	29,600	871
Sunoco (2)	114,700	3,988
Total, ADR	50,700	2,263
Ultra Petroleum (1)(2)	4,500	199
Valero Energy	32,200	579
Williams Companies	55,000	1,005
		126,867
Total Energy		166,360

FINANCIALS 12.0%

Capital Markets 2.3%

Ameriprise Financial	179,806	6,496
Bank of New York Mellon	43,201	1,067
Charles Schwab	154,100	2,185
Close Brothers Group (GBP)	122,407	1,259
Credit Suisse (CHF)	84,673	3,182
Deutsche Bank (EUR)	40,153	2,270
Franklin Resources	104,339	8,993
Goldman Sachs	69,296	9,097
Invesco	170,600	2,871
Janus Capital Group (2)	24,700	219
Lazard	149,300	3,988
Legg Mason (2)	8,900	249

Macquarie Group (AUD)	51,498	1,585
Morgan Stanley	356,946	8,285
Northern Trust	80,100	3,741
State Street	109,500	3,703
TD Ameritrade Holding (1)(2)	36,400	557
		59,747
Commercial Banks 3.5%		
Allied Irish Banks (EUR) (1)	272,823	295
Australia & New Zealand Banking (AUD)	204,052	3,663
Banco Santander (EUR)	207,946	2,185
Bank of Yokohama (JPY)	279,000	1,274
Barclays, ADR (2)	216,075	3,433
BB&T	13,500	355
BNP Paribas (EUR)	77,973	4,163
China Citic Bank (HKD)	3,989,000	2,520
DBS Group (SGD)	214,000	2,075
DnB Holdings (NOK)	400,923	3,858
Erste Group Bank (EUR)	38,060	1,211
Fifth Third Bancorp	127,900	1,572
First Horizon National (2)	340,847	3,903
Intesa Sanpaolo (EUR)	795,272	2,094
KeyCorp	633,300	4,870
Marshall & Ilsley	68,099	489
Mitsubishi UFJ Financial (JPY)	318,700	1,445
Nordea Bank (SEK)	297,288	2,452
PNC Financial Services	98,700	5,577
Regions Financial	102,800	676
Societe Generale (EUR)	40,961	1,666
Standard Chartered (GBP)	193,032	4,686
Sumitomo Trust & Banking (JPY)	327,000	1,663
SunTrust (2)	115,600	2,693
Swedbank (SEK) (1)	265,062	2,441
U.S. Bancorp	408,300	9,126

Wells Fargo	830,303	21,256
Zions Bancorp	14,100	304
		91,945
Consumer Finance 0.8%		
American Express	421,801	16,745
SLM Corporation (1)	422,500	4,390
		21,135
Diversified Financial Services 2.9%		
Bank of America	1,291,954	18,565
Bm&F Bovespa (BRL)	221,500	1,424
CIT (1)	116,500	3,945
Citigroup (1)	1,883,568	7,082
CME Group	3,100	873
Deutsche Boerse (EUR)	16,998	1,033
ING Groep, GDS (EUR) (1)	97,355	723
IntercontinentalExchange (1)	43,300	4,894
JPMorgan Chase	705,710	25,836
Moody's (2)	220,900	4,400
NYSE Euronext	215,900	5,965
		74,740
Insurance 1.9%		
Aflac	55,700	2,377
Allstate	20,100	577
Aon	178,800	6,637
AXA (EUR)	229,336	3,478
Berkshire Hathaway, Class B (1)	63,200	5,036
Chubb	25,100	1,255
Hartford Financial Services	13,400	297
Loews	19,300	643
Marsh & McLennan	161,200	3,635
MetLife	56,900	2,149
Munich Re (EUR)	22,358	2,799

Prudential (GBP)	190,863	1,430
Prudential Financial	62,800	3,370
QBE Insurance (AUD)	130,404	1,985
Sony Financial Holdings (JPY)	960	3,210
Sun Life Financial (CAD)	132,600	3,483
Suncorp-Metway (AUD)	140,879	946
Swiss Life Holding (CHF)	28,912	2,767
The Travelers Companies	21,726	1,070
Willis Group	50,200	1,508
		48,652
Real Estate Investment Trusts (REITs) 0.3%		
AvalonBay Communities, REIT	10,600	990
Boston Properties, REIT	11,100	792
Kimco Realty, REIT	17,800	239
Mirvac Group (AUD)	1,838,240	2,012
Simon Property Group, REIT	24,806	2,003
Unibail-Rodamco (EUR)	18,986	3,082
		9,118
Real Estate Management & Development 0.3%		
Goldcrest Company (JPY)	28,000	486
Hang Lung Properties (HKD)	410,000	1,581
Mitsui Fudosan (JPY)	87,000	1,216
Soho China (HKD)	2,101,500	1,216
St. Joe (1)(2)	194,600	4,507
		9,006
Total Financials		314,343
HEALTH CARE 6.5%		
Biotechnology 0.8%		
Amgen (1)	141,401	7,438
Biogen Idec (1)	13,400	636

Celgene (1)	145,400	7,389
Cephalon (1)(2)	5,400	307
CSL (AUD)	79,870	2,178
Gilead Sciences (1)	83,900	2,876
Vertex Pharmaceuticals (1)(2)	22,900	753
		21,577

Health Care Equipment & Supplies 1.1%

Baxter International	27,847	1,132
Becton, Dickinson & Company	400	27
Boston Scientific (1)(2)	49,200	285
C.R. Bard	8,400	651
CareFusion (1)	154,036	3,497
Covidien	125,301	5,035
Dentsply International	12,900	386
Elekta, B Shares (SEK)	108,489	2,738
Hospira (1)	6,000	345
Intuitive Surgical (1)	6,300	1,988
Medtronic	118,465	4,297
St. Jude Medical (1)	79,700	2,876
Stryker	89,400	4,475
Terumo (JPY)	25,100	1,201
Zimmer (1)	21,600	1,168
		30,101

Health Care Providers & Services 1.6%

Cardinal Health	52,872	1,777
CIGNA	160,700	4,991
DaVita (1)	8,700	543
Express Scripts (1)	258,100	12,136
Humana (1)	3,300	151
McKesson	100,800	6,770
Medco (1)	147,380	8,118
Tenet Healthcare (1)	109,600	476

UnitedHealth	71,750	2,038
WellPoint (1)	78,000	3,816
		40,816
Health Care Technology 0.0%		
Cerner (1)(2)	10,100	766
		766
Life Sciences Tools & Services 0.1%		
Life Technologies (1)(2)	22,500	1,063
Thermo Fisher Scientific (1)	20,100	986
Waters Corporation (1)	7,000	453
		2,502
Pharmaceuticals 2.9%		
Abbott Laboratories	57,600	2,694
Allergan	104,200	6,071
Astellas Pharma (JPY)	32,500	1,087
Bristol Myers Squibb	78,281	1,952
Chugai Pharmaceutical (JPY)	41,400	731
Eli Lilly	45,800	1,534
Forest Laboratories (1)	5,500	151
GlaxoSmithKline (GBP)	64,784	1,098
GlaxoSmithKline, ADR	181,500	6,173
Johnson & Johnson	226,892	13,400
Merck	295,644	10,339
Pfizer	1,072,759	15,298
Roche Holding - Genusscheine (CHF)	50,366	6,916
Rohto Pharmaceutical (JPY)	76,000	927
Sanofi-Aventis (EUR)	80,999	4,884
Shire, ADR (2)	20,700	1,271
		74,526
Total Health Care		170,288

INDUSTRIALS & BUSINESS SERVICES 7.2%

Aerospace & Defense 1.4%		
Boeing	30,500	1,914
Finmeccanica S.p.A. (EUR)	155,310	1,612
General Dynamics	11,300	662
Goodrich	4,400	291
Honeywell International	174,869	6,825
Lockheed Martin	43,899	3,270
Northrop Grumman	12,200	664
Precision Castparts	65,500	6,741
QinetiQ (GBP)	577,602	1,004
Raytheon	79,500	3,847
Rolls-Royce (GBP) (1)	210,724	1,755
United Technologies	108,392	7,036
		35,621
Air Freight & Logistics 0.3%		
C.H. Robinson Worldwide	8,000	445
Expeditors International of Washington	94,100	3,248
FedEx	32,000	2,244
UPS, Class B	46,500	2,645
		8,582
Airlines 0.3%		
Southwest Airlines	685,701	7,618
		7,618
Building Products 0.0%		
Masco	33,091	356
		356
Commercial Services & Supplies 0.3%		
Cintas (2)	14,000	335
Republic Services	210,694	6,264

Machinery 1.1%		
Cargotec (EUR) (2)	33,613	867
Charter International (GBP)	146,483	1,369
Danaher	419,636	15,577
Deere	28,500	1,587
Fanuc (JPY)	9,700	1,088
Illinois Tool Works	104,200	4,301
Ingersoll-Rand (2)	19,900	686
Joy Global	9,200	461
PACCAR (2)	34,600	1,380
Toshiba Machine (JPY) (2)	128,000	517
		27,833
Marine 0.0%		
Nippon Yusen Kabushiki Kaish (JPY)	181,000	657
		657
Professional Services 0.0%		
Robert Half International (2)	6,500	153
		153
Road & Rail 0.5%		
Central Japan Railway (JPY)	322	2,652
CSX	20,800	1,032
Ryder System	8,100	326
Union Pacific	117,148	8,143
		12,153
Trading Companies & Distributors 0.4%		
Fastenal (2)	100,800	5,059
Mitsubishi (JPY)	143,600	2,993
Mitsui (JPY)	286,500	3,368
		11,420
Total Industrials & Business Services		189,133

INFORMATION TECHNOLOGY 11.1%

Communications Equipment 1.0%		
Alcatel-Lucent (EUR) (1)	458,516	1,169
Cisco Systems (1)	436,575	9,303
JDS Uniphase (1)	51,900	511
Juniper Networks (1)	275,400	6,285
Qualcomm	278,795	9,156
		26,424
Computers & Peripherals 2.3%		
Apple (1)	175,600	44,169
Dell (1)	345,300	4,164
EMC (1)	197,500	3,614
Hewlett-Packard	183,821	7,956
NetApp (1)	16,700	623
		60,526
Electronic Equipment, Instruments & Components 0.6%		
Agilent Technologies (1)	19,400	552
Corning	122,000	1,970
First Solar (1)(2)	3,300	376
Hamamatsu Photonics (JPY)	66,900	1,861
Hosiden (JPY)	84,200	883
LG Display (KRW)	50,870	1,689
Nippon Electric Glass (JPY)	222,000	2,526
Tyco Electronics	213,599	5,421
Venture (SGD)	167,000	1,060
		16,338
Internet Software & Services 1.7%		
Akamai Technologies (1)(2)	80,700	3,274
Baidu, ADR (1)	67,600	4,602
eBay (1)	104,300	2,045
Google, Class A (1)	62,400	27,765

Kakaku.com (JPY)	359	1,484
Tencent Holdings (HKD) (2)	283,800	4,680
VeriSign (1)(2)	21,000	558
		44,408
IT Services 2.1%		
Accenture, Class A	84,300	3,258
Automatic Data Processing	54,774	2,205
Cielo (BRL)	179,600	1,512
Computer Sciences	11,000	498
Fidelity National Information	11,900	319
Fiserv (1)	51,800	2,365
IBM	154,899	19,127
Logica (GBP)	510,348	819
MasterCard, Class A	36,100	7,203
NS Solutions (JPY)	36,100	707
Paychex (2)	11,000	286
Visa, Class A (2)	127,700	9,035
Western Union	442,500	6,598
		53,932
Office Electronics 0.2%		
Canon (JPY)	64,600	2,409
Konica (JPY)	195,500	1,881
		4,290
Semiconductor & Semiconductor Equipment 1.9%		
Advanced Micro Devices (1)(2)	115,000	842
Altera (2)	106,700	2,647
Analog Devices	138,700	3,864
Applied Materials	422,875	5,083
ASML (EUR)	65,788	1,807
Broadcom, Class A	126,300	4,164
Intel	188,900	3,674
KLA-Tencor	8,000	223

Marvell Technology (1)	333,600	5,257
MEMC Electronic Materials (1)(2)	11,300	112
Micron Technology (1)(2)	246,600	2,094
National Semiconductor	110,000	1,481
NVIDIA (1)	241,200	2,463
Samsung Electronics (KRW)	2,458	1,543
Sumco (JPY) (1)	122,200	2,035
Taiwan Semiconductor (TWD)	1,371,969	2,565
Texas Instruments	247,500	5,762
Xilinx (2)	186,199	4,703
		50,319
Software 1.3%		
Adobe Systems (1)	400	10
Autodesk (1)	55,300	1,347
Autonomy (GBP) (1)	51,935	1,402
CA	100,800	1,855
Electronic Arts (1)	124,400	1,791
Intuit (1)	56,600	1,968
McAfee (1)	98,400	3,023
Microsoft	860,527	19,801
Nintendo (JPY)	5,600	1,631
Red Hat (1)	40,700	1,178
Salesforce.com (1)	4,500	386
		34,392
Total Information Technology		290,629
MATERIALS 2.7%		
Chemicals 1.3%		
Air Water (JPY)	101,000	1,105
Asahi Kasei (JPY)	325,000	1,701
BASF (EUR)	57,428	3,133
Dow Chemical	40,911	970

UTILITIES 1.9%		
Electric Utilities 0.9%		
Allegheny Energy	47,400	980
Duke Energy	8,700	139
E.ON (EUR)	146,313	3,939
Energias Do Brasil (BRL)	41,200	817
Entergy	95,199	6,818
Exelon	43,680	1,659
FirstEnergy (2)	11,100	391
NextEra Energy	8,700	424
PEPCO	11,800	185
PPL	171,000	4,266
Progress Energy	4,500	177
Scottish & Southern Energy (GBP)	209,799	3,478
		23,273
Gas Utilities 0.1%		
Hong Kong & China Gas (HKD)	557,820	1,383
		1,383
Independent Power Producers & Energy Traders 0.5%		
AES (1)	517,400	4,781
Calpine (1)(2)	43,700	556
Constellation Energy Group (2)	30,500	983
EDF Energies Nouvelles (EUR) (2)	18,959	642
Iberdrola Renovables (EUR)	508,551	1,589
NRG Energy (1)	213,400	4,526
		13,077
Multi-Utilities 0.4%		
CenterPoint Energy	394,400	5,190
GDF SUEZ (EUR)	58,612	1,658
NiSource	173,600	2,517
Public Service Enterprise	10,900	342

Sempra Energy	12,900	604
Teco Energy (2)	32,800	494
		10,805
Total Utilities		48,538
Total Common Stocks (Cost $1,407,013)		1,664,456
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.1%		
Automobiles 0.1%		
Volkswagen (EUR)	24,125	2,112
Total Consumer Discretionary		2,112
HEALTH CARE 0.1%		
Health Care Equipment & Supplies 0.1%		
Fresenius (EUR)	42,629	2,819
Total Health Care		2,819
Total Preferred Stocks (Cost $4,787)		4,931
CONVERTIBLE PREFERRED STOCKS 0.2%		
FINANCIALS 0.2%		
Commercial Banks 0.1%		
Fifth Third Bancorp	27,000	3,436
		3,436
Diversified Financial Services 0.1%		
Citigroup	19,500	2,208
		2,208
Total Financials		5,644

UTILITIES 0.0%		
Electric Utilities 0.0%		
PPL (1)	14,900	771
Total Utilities		771
Total Convertible Preferred Stocks (Cost $4,333)		6,415
CONVERTIBLE BONDS 0.1%		
International Game Technology, 3.25%, 5/1/14	624,000	690
Newell Rubbermaid, 5.50%, 3/15/14	529,000	968
U.S. Steel, 4.00%, 5/15/14	262,000	370
Total Convertible Bonds (Cost $1,415)		2,028
CORPORATE BONDS 6.9%		
ACE INA Holdings, 5.90%, 6/15/19	335,000	369
Air Products & Chemicals, 4.15%, 2/1/13	300,000	315
Airgas, 4.50%, 9/15/14	235,000	246
Allegheny Energy Supply, 6.75%, 10/15/39 (3)	190,000	186
Allstate, 5.55%, 5/9/35	1,000,000	987
America Movil, 5.50%, 3/1/14	745,000	814
America Movil, 5.625%, 11/15/17	500,000	549
America Movil, 6.375%, 3/1/35 (2)	300,000	323
American Express Bank, 3.15%, 12/9/11 (4)	2,275,000	2,358
American Express Bank, 5.50%, 4/16/13	1,000,000	1,081
American Express Credit, 5.875%, 5/2/13	775,000	846
American Honda Finance, 3.50%, 3/16/15 (3)	400,000	408
American Tower Trust, 5.42%, 4/15/37 (3)	1,500,000	1,626
American Tower Trust, 5.957%, 4/15/37 (3)	1,300,000	1,393
Ameriprise Financial, 5.35%, 11/15/10	12,000	12

Ameriprise Financial, 7.30%, 6/28/19	290,000	344
Amgen, 5.75%, 3/15/40	325,000	357
Anheuser-Busch InBev, 6.875%, 11/15/19 (3)	900,000	1,045
Arcelormittal, 5.375%, 6/1/13	1,100,000	1,157
Arden Realty, 5.25%, 3/1/15	225,000	239
AT&T Broadband, 8.375%, 3/15/13	830,000	963
AT&T Wireless, 8.125%, 5/1/12	2,000,000	2,238
AvalonBay Communities, 5.70%, 3/15/17	410,000	444
AvalonBay Communities, 5.75%, 9/15/16	530,000	579
Bank of America, 3.125%, 6/15/12 (4)	2,300,000	2,404
Bank of America Capital Trust VI, 5.625%, 3/8/35	1,000,000	824
Bank of New York Mellon, 5.45%, 5/15/19	450,000	506
Barclays Bank, 5.00%, 9/22/16	290,000	298
Barclays Bank, 5.20%, 7/10/14	560,000	593
Barrick Gold, 5.80%, 11/15/34	1,650,000	1,694
BB&T, 4.75%, 10/1/12	935,000	988
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	114
BHP Finance (USA), 4.80%, 4/15/13	255,000	276
Black Hills, 9.00%, 5/15/14	675,000	791
BlackRock, 5.00%, 12/10/19	250,000	269
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,428
Boston Properties, 5.00%, 6/1/15	100,000	104
Buckeye Partners, 5.50%, 8/15/19	715,000	741
Buckeye Partners, 6.05%, 1/15/18	300,000	325
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,199
Burlington Northern Santa Fe, 5.65%, 5/1/17	460,000	514
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	724
Canadian Natural Resources, 6.45%, 6/30/33	500,000	541
Canadian Pacific Railroad, 5.95%, 5/15/37	975,000	1,036

Canadian Pacific Railroad, 7.25%, 5/15/19	200,000	238
Capital One Bank, 6.50%, 6/13/13	475,000	521
Capital One Capital IV, VR, 6.745%, 2/17/37	1,000,000	838
Cardinal Health, 5.80%, 10/15/16	1,000,000	1,111
Caterpillar, 6.05%, 8/15/36	100,000	116
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,099
Citigroup, 2.875%, 12/9/11 (4)	1,300,000	1,342
Citigroup, 5.50%, 8/27/12	1,000,000	1,045
Citigroup, 5.50%, 4/11/13	650,000	675
Citigroup, 5.85%, 7/2/13	1,300,000	1,367
Citigroup, 6.125%, 5/15/18	250,000	262
CME Group Index Services, 4.40%, 3/15/18 (3)	800,000	813
Comcast, 5.70%, 5/15/18	250,000	274
Commonwealth Bank of Australia, 3.50%, 3/19/15 (3)	700,000	717
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,628
Countrywide Financial, 6.25%, 5/15/16	708,000	736
Cox Communications, 6.25%, 6/1/18 (3)	300,000	339
Cox Communications, 7.125%, 10/1/12	850,000	946
Credit Suisse First Boston (USA), 7.125%, 7/15/32 (2)	750,000	940
Credit Suisse New York, 5.30%, 8/13/19	700,000	744
Crown Castle Towers, 6.113%, 1/15/20 (3)	1,043,000	1,189
Delhaize, 6.50%, 6/15/17	400,000	458
Deutsche Bank London, 3.875%, 8/18/14	600,000	620
Developers Diversified Realty, 4.625%, 8/1/10	1,000,000	995
Devon Financing, 7.875%, 9/30/31	975,000	1,227
Diamond Offshore Drilling, 5.70%, 10/15/39	300,000	272
Diamond Offshore Drilling, 5.875%, 5/1/19	195,000	202
DirecTV Holdings, 4.75%, 10/1/14	240,000	255
DirecTV Holdings, 6.35%, 3/15/40	500,000	535

Discover Financial Servicers, 10.25%, 7/15/19	800,000	949
Discovery Communications, 5.625%, 8/15/19 (2)	400,000	433
Dow Chemical, 5.70%, 5/15/18	1,200,000	1,262
Du Pont de Nemours, 5.00%, 1/15/13	500,000	542
Duke Realty, 6.25%, 5/15/13	376,000	402
Dun & Bradstreet, 5.50%, 3/15/11	1,000,000	1,029
EDP Finance, 4.90%, 10/1/19 (3)	555,000	505
Enbridge, 5.80%, 6/15/14	870,000	970
EnCana, 5.90%, 12/1/17	1,000,000	1,127
Energy East, 6.75%, 9/15/33	1,000,000	1,114
Entergy Louisiana, 5.40%, 11/1/24	155,000	169
Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	1,091
Enterprise Products Operations, 6.30%, 9/15/17	195,000	218
EOG Resources, 6.875%, 10/1/18	500,000	606
ERAC USA Finance, 8.00%, 1/15/11 (3)	1,000,000	1,033
Express Scripts, 6.25%, 6/15/14	320,000	362
FPL Group Capital, 5.35%, 6/15/13	800,000	869
Franklin Resources, 4.625%, 5/15/20	300,000	314
GATX Corporation, 5.50%, 2/15/12	325,000	339
GE Capital, 5.50%, 1/8/20	250,000	264
GE Capital, 5.625%, 5/1/18	1,625,000	1,729
GE Capital, 6.875%, 1/10/39	600,000	658
GE Insurance Solutions, 7.75%, 6/15/30	100,000	112
General Mills, 5.70%, 2/15/17	900,000	1,040
Goldman Sachs, 3.25%, 6/15/12 (4)	1,250,000	1,309
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,215
Goldman Sachs, 6.00%, 5/1/14	245,000	264
Goldman Sachs, 6.75%, 10/1/37	700,000	688
Goldman Sachs Capital I, 6.345%, 2/15/34 (2)	1,025,000	921

Holcim, 6.00%, 12/30/19 (3)	800,000	864
Home Depot, 5.40%, 3/1/16	525,000	582
Hospitality Properties Trust, 7.875%, 8/15/14	575,000	638
HSBC Bank USA, 3.125%, 12/16/11 (2)(4)	2,300,000	2,384
HSBC Bank USA, 5.875%, 11/1/34	950,000	941
Hyatt Hotels, 5.75%, 8/15/15 (3)	900,000	953
IBM, 6.50%, 1/15/28	100,000	121
International Lease Finance, 4.875%, 9/1/10 (2)	660,000	657
J.C. Penney, 9.00%, 8/1/12	500,000	552
Jefferies Group, 5.875%, 6/8/14	390,000	413
Jefferies Group, 6.25%, 1/15/36	1,250,000	1,112
John Deere Capital, 5.50%, 4/13/17	1,175,000	1,328
JPMorgan Chase, 2.20%, 6/15/12 (4)	1,250,000	1,285
JPMorgan Chase, 4.65%, 6/1/14	800,000	854
JPMorgan Chase, 4.75%, 5/1/13	350,000	373
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,293
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	1,150,000	1,087
Kansas Gas & Electric, 6.70%, 6/15/19 (3)	280,000	331
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	955
Kraft Foods, 5.375%, 2/10/20	600,000	641
Kroger, 5.00%, 4/15/13	375,000	404
Lowe's, 5.50%, 10/15/35	800,000	845
Lubrizol, 5.50%, 10/1/14	1,000,000	1,076
Magellan Midstream Partners, 6.55%, 7/15/19	155,000	175
Manufacturers & Traders Trust Company VR, 5.585%, 12/28/20	834,000	805
Marathon Oil, 6.00%, 10/1/17	700,000	781
MassMutual Global Funding II, 3.625%, 7/15/12 (3)	520,000	541
Merrill Lynch, 6.11%, 1/29/37	900,000	824

Merrill Lynch, 6.50%, 7/15/18	1,000,000	1,037
Merrill Lynch, 6.75%, 6/1/28	700,000	722
MetLife, 6.75%, 6/1/16	290,000	329
MetLife Global Funding I, 5.125%, 6/10/14 (3)	360,000	390
Morgan Stanley, 5.625%, 1/9/12	1,000,000	1,043
Morgan Stanley, 6.25%, 8/9/26	755,000	760
Morgan Stanley, 6.625%, 4/1/18	750,000	783
Morgan Stanley, 6.75%, 4/15/11	100,000	104
Motorola, 8.00%, 11/1/11	350,000	375
Nabors Industries, 9.25%, 1/15/19	400,000	489
National Rural Utilities Cooperative Finance, 3.875%, 9/16/15	280,000	295
National Rural Utilities Cooperative Finance, 5.50%, 7/1/13	725,000	802
NBC Universal, 3.65%, 4/30/15 (3)	1,000,000	1,025
Nevada Power, 5.875%, 1/15/15	500,000	558
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	117
Newmont Mining, 5.875%, 4/1/35	350,000	363
Newmont Mining, 6.25%, 10/1/39	325,000	355
News America, 6.20%, 12/15/34	500,000	523
News America, 9.25%, 2/1/13	590,000	695
NiSource Finance, 6.125%, 3/1/22	220,000	236
Norfolk Southern, 5.75%, 4/1/18	760,000	858
Norfolk Southern, 7.80%, 5/15/27	19,000	24
Northeast Utilities, 5.65%, 6/1/13	650,000	703
Northern Trust, 4.625%, 5/1/14	235,000	256
Northern Trust, 6.50%, 8/15/18	250,000	293
Occidental Petroleum, 4.125%, 6/1/16	540,000	582
Omnicom Group, 6.25%, 7/15/19	960,000	1,090
Oracle, 3.75%, 7/8/14	750,000	801
Pacific Gas & Electric, 5.40%, 1/15/40	500,000	515

Pacific Life, 6.00%, 2/10/20 (3)	695,000	721
Petro-Canada, 6.80%, 5/15/38	165,000	189
Philip Morris International, 4.50%, 3/26/20	700,000	712
Plains All American Pipeline, 5.75%, 1/15/20	900,000	934
PNC Funding, 6.70%, 6/10/19	590,000	678
PPL Energy Supply, 6.40%, 11/1/11	940,000	996
Praxair, 4.625%, 3/30/15	1,000,000	1,098
Principal Life Insurance, 8.00%, 3/1/44 (3)	1,050,000	1,224
Prudential Financial, 5.40%, 6/13/35	1,000,000	899
Prudential Financial, 6.10%, 6/15/17	1,000,000	1,077
PSEG Power, 6.95%, 6/1/12	1,300,000	1,422
Regency Centers, 5.875%, 6/15/17	1,225,000	1,288
Regions Financial, 5.75%, 6/15/15	310,000	306
Republic Services, 5.50%, 9/15/19 (3)	400,000	432
Reynolds American, 7.25%, 6/1/13	1,000,000	1,100
Rio Tinto Finance, 6.50%, 7/15/18	900,000	1,024
Rogers Wireless, 6.375%, 3/1/14	2,000,000	2,262
Roper Industries, 6.25%, 9/1/19	300,000	333
SABMiller, 6.50%, 7/15/18 (3)	350,000	403
SBA Tower Trust, 4.254%, 4/15/40 (3)	940,000	979
Sempra Energy, 6.50%, 6/1/16	475,000	550
Simon Property Group, 4.20%, 2/1/15 (2)	340,000	351
SLM Corporation, 8.45%, 6/15/18	950,000	883
Southeast Supply Header, 4.85%, 8/15/14 (3)	250,000	261
Southern Company, 4.15%, 5/15/14	135,000	143
Southwest Airlines, 6.50%, 3/1/12	850,000	904
Sovereign Bancorp, 4.80%, 9/1/10	750,000	753
Spectra Energy Capital, 5.65%, 3/1/20	165,000	174
Standard Chartered, 3.85%, 4/27/15 (3)	450,000	450

Sumitomo Mitsui Banking, 8.00%, 6/15/12	2,100,000	2,335
Suncor Energy, 6.10%, 6/1/18	850,000	958
Suntrust, 3.00%, 11/16/11 (4)	2,300,000	2,376
Svenska Handelsbanken, 4.875%, 6/10/14 (3)	625,000	661
Sysco, 5.25%, 2/12/18	200,000	224
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,106
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,036
Telecom Italia Capital, 6.175%, 6/18/14	500,000	525
Telefonica Emisiones, 5.855%, 2/4/13	1,000,000	1,073
Teva Pharmaceutical Finance, 5.55%, 2/1/16	500,000	569
Thomson Reuters, 5.85%, 4/15/40	700,000	741
Thomson Reuters, 6.50%, 7/15/18	400,000	471
TIAA Global Markets, 5.125%, 10/10/12 (3)	400,000	432
Time Warner, 6.875%, 6/15/18	1,480,000	1,741
Time Warner Cable, 6.75%, 6/15/39	1,000,000	1,103
Time Warner Entertainment, 8.375%, 3/15/23	250,000	319
Transatlantic Holdings, 5.75%, 12/14/15	500,000	514
Transocean, 7.50%, 4/15/31	1,425,000	1,304
Travelers Companies, 6.25%, 6/15/37	750,000	829
U.S. Bancorp, 4.20%, 5/15/14	1,200,000	1,287
Union Electric, 6.70%, 2/1/19	750,000	878
Union Pacific, 6.50%, 4/15/12	1,000,000	1,085
Vale Overseas, 6.25%, 1/23/17	690,000	754
Valero Energy, 6.125%, 6/15/17	500,000	531
Veolia Environnement, 6.00%, 6/1/18	650,000	719
Verizon Communications, 6.90%, 4/15/38	700,000	822
Verizon Global Funding, 6.875%, 6/15/12	130,000	144
Verizon Global Funding, 7.75%, 12/1/30	925,000	1,159
Verizon Wireless, 5.55%, 2/1/14	625,000	701

Virginia Electric & Power, 4.75%, 3/1/13 (2)	100,000	108
Vodafone, 5.375%, 1/30/15 (2)	600,000	655
Vodafone, 5.625%, 2/27/17	1,200,000	1,322
Wachovia Bank, 4.875%, 2/1/15	1,600,000	1,685
Wal-Mart, 5.25%, 9/1/35	250,000	261
Wal-Mart, 6.20%, 4/15/38	325,000	383
Waste Management, 7.375%, 5/15/29	1,000,000	1,197
WEA Finance, 7.50%, 6/2/14 (3)	450,000	512
Weatherford International, 9.625%, 3/1/19	850,000	1,028
Wells Fargo, 5.625%, 12/11/17	1,000,000	1,094
Wells Fargo Bank, 6.45%, 2/1/11 (2)	100,000	103
Western & Southern Financial Group, 5.75%, 7/15/33 (3)	1,500,000	1,358
Westpac Banking, 2.90%, 9/10/14 (3)(4)	1,100,000	1,133
Westpac Banking, 4.20%, 2/27/15 (2)	700,000	732
Williams Partners, 5.25%, 3/15/20 (3)	775,000	799
Xerox, 5.50%, 5/15/12	250,000	266
Xerox, 8.25%, 5/15/14	465,000	544
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	1,000,000	1,042
XTO Energy, 4.90%, 2/1/14	500,000	551
Total Corporate Bonds (Cost $170,655)		179,940

ASSET-BACKED SECURITIES 0.4%

AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19%, 8/17/15	300,000	312
Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	3,000,000	3,406
CNH Equipment Trust Series 2007-A, Class B 5.09%, 6/16/14	1,420,000	1,452

Connecticut RRB Special Purpose Series 2001-1, Class A5 6.21%, 12/30/11	1,772,649	1,807
Honda Auto Receivables Owner Trust Series 2010-1, Class A4 1.98%, 5/23/16	285,000	289
JPMorgan Auto Receivables Trust Series 2007-A, Class A4 5.19%, 2/15/14 (3)	2,459,069	2,476
Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (3)	938,321	977
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.362%, 10/20/28 (3)	346,385	356
USAA Auto Owner Trust Series 2010-1, Class A4 2.14%, 9/15/15	465,000	469
Total Asset-Backed Securities (Cost $11,015)		11,544

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.5%

Bank of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 4.846%, 10/25/34	246,146	208
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4 5.907%, 9/11/38	4,300,000	4,566
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, 2/11/44	2,925,000	3,108
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A1 5.047%, 7/15/44	59,687	60
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	4,300,000	4,379

Citigroup/Deutsche Bank Commercial Mortgage Series 2007-CD4, Class ASB 5.278%, 12/11/49	3,150,000	3,319
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A4, VR 5.397%, 7/15/44	1,825,000	1,949
Credit Suisse First Boston Mortgage Securities Series 2005-C2, Class A4 4.832%, 4/15/37	4,600,000	4,686
GMAC Commercial Mortgage Securities Series 2001-C2, Class A2 6.70%, 4/15/34	3,891,434	3,990
Greenwich Capital Commercial Funding Series 2005-GG3, Class A2 4.305%, 8/10/42	2,651,349	2,685
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	4,400,000	4,588
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A1 5.17%, 5/15/47	2,393,043	2,438
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2 5.98%, 1/15/39	2,800,000	2,952
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	753,832	748
Total Non-U.S. Government Mortgage-Backed Securities (Cost $38,976)		39,676

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 10.3%

U.S. Government Agency Obligations 9.4% (5)

Federal Home Loan Mortgage		
4.50%, 12/1/39 - 5/1/40	11,714,588	12,151
5.00%, 12/1/35 - 5/1/40	3,784,300	4,012
5.50%, 3/1/18 - 12/1/18	806,794	876

6.00%, 9/1/17 - 8/1/38	1,514,009	1,649
6.50%, 8/1/32	121,959	136
7.00%, 6/1/32	113,742	127
Federal Home Loan Mortgage, ARM		
2.864%, 2/1/35	839,457	875
4.371%, 7/1/35	569,928	587
5.119%, 1/1/36	2,746,233	2,842
5.255%, 2/1/37	719,895	757
5.29%, 2/1/37	2,888,737	3,040
5.938%, 12/1/36	1,939,785	2,068
5.984%, 11/1/36	1,049,977	1,120
6.00%, 10/1/36	783,932	845
6.082%, 10/1/36	791,826	845
6.202%, 8/1/36	901,487	964
Federal Home Loan Mortgage, CMO, 5.50%, 7/15/28	1,298,698	1,345
Federal National Mortgage Assn.		
4.00%, 5/1/19	149,073	158
4.50%, 5/1/19 - 3/1/40	50,021,964	52,264
5.00%, 4/1/18 - 6/1/40	53,359,804	56,803
5.50%, 1/1/17 - 6/1/38	52,665,516	56,781
6.00%, 10/1/13 - 8/1/37	31,579,696	34,658
6.50%, 5/1/14 - 11/1/37	7,396,061	8,159
7.00%, 9/1/25 - 4/1/32	177,828	200
7.50%, 9/1/26	2,305	3
8.00%, 8/1/24 - 7/1/26	11,190	13
Federal National Mortgage Assn., ARM		
3.306%, 7/1/35	466,006	478
4.986%, 1/1/37	632,698	664
5.971%, 9/1/36	626,111	667

U.S. Department of Veterans Affairs, Vendee Mortgage Trust CMO, VR, 9.611%, 3/15/25	57,074	64
		245,151
U.S. Government Obligations 0.9%		
Government National Mortgage Assn.		
4.50%, 10/20/39	8,004,568	8,349
5.00%, 9/20/33 - 9/15/39	4,933,055	5,269
5.50%, 2/20/34 - 8/15/35	1,525,336	1,657
6.00%, 2/15/14 - 7/20/39	1,118,219	1,225
6.50%, 6/15/23 - 6/20/39	1,520,135	1,679
7.00%, 12/15/23 - 3/15/31	359,984	400
7.50%, 1/15/23 - 1/15/27	246,600	274
8.00%, 11/15/17 - 11/15/25	166,318	182
8.50%, 2/15/17 - 6/20/26	108,675	120
9.00%, 2/15/20 - 6/20/20	67,437	75
9.50%, 8/15/20 - 8/20/22	37,752	42
10.00%, 8/20/19 - 1/20/20	1,378	3
11.00%, 9/15/15 - 1/15/16	18,812	21
11.50%, 10/15/10 - 11/15/15	51,253	57
Government National Mortgage Assn., ARM, 3.625%, 8/20/23	5,207	5
Government National Mortgage Assn., CMO, 5.50%, 5/20/31	4,186,000	4,338
		23,696
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $254,118)		268,847

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 9.4%

U.S. Government Agency Obligations 1.3% (5)		
Federal Home Loan Mortgage, 1.625%, 4/15/13	3,000,000	3,049
Federal National Mortgage Assn., 1.00%, 4/4/12	8,830,000	8,881

Federal National Mortgage Assn., 1.25%, 6/22/12	4,200,000	4,246
Federal National Mortgage Assn., 1.50%, 6/26/13	2,575,000	2,604
Federal National Mortgage Assn., 1.75%, 2/22/13	4,400,000	4,488
Federal National Mortgage Assn., 2.75%, 3/13/14	7,925,000	8,274
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,404
		33,946
U.S. Treasury Obligations 8.1%		
U.S. Treasury Bonds, 3.50%, 2/15/39	2,625,000	2,444
U.S. Treasury Bonds, 4.375%, 11/15/39 (2)	3,500,000	3,787
U.S. Treasury Bonds, 4.50%, 5/15/38	5,300,000	5,858
U.S. Treasury Bonds, 4.625%, 2/15/40	4,000,000	4,508
U.S. Treasury Bonds, 4.75%, 2/15/37	700,000	805
U.S. Treasury Bonds, 5.25%, 2/15/29	275,000	331
U.S. Treasury Bonds, 5.375%, 2/15/31	420,000	518
U.S. Treasury Bonds, 6.00%, 2/15/26	200,000	258
U.S. Treasury Bonds, 6.25%, 5/15/30	625,000	847
U.S. Treasury Bonds, 6.50%, 11/15/26 (6)	6,425,000	8,735
U.S. Treasury Bonds, 7.25%, 8/15/22	100,000	139
U.S. Treasury Bonds, 8.125%, 8/15/19	7,250,000	10,337
U.S. Treasury Bonds, 8.75%, 5/15/20	2,500,000	3,740
U.S. Treasury Notes, 0.875%, 4/30/11	19,000,000	19,083
U.S. Treasury Notes, 0.875%, 5/31/11	4,000,000	4,019
U.S. Treasury Notes, 1.375%, 4/15/12	400,000	406
U.S. Treasury Notes, 1.375%, 11/15/12 (2)	17,500,000	17,752
U.S. Treasury Notes, 1.50%, 12/31/13 (2)	19,610,000	19,775
U.S. Treasury Notes, 1.75%, 11/15/11 (2)	17,000,000	17,300
U.S. Treasury Notes, 1.875%, 4/30/14	10,000,000	10,183
U.S. Treasury Notes, 2.00%, 9/30/10	5,215,000	5,238

U.S. Treasury Notes, 2.00%, 11/30/13	2,050,000	2,104
U.S. Treasury Notes, 2.125%, 5/31/15	4,000,000	4,071
U.S. Treasury Notes, 2.375%, 8/31/14	6,013,000	6,218
U.S. Treasury Notes, 2.50%, 3/31/15	11,775,000	12,206
U.S. Treasury Notes, 3.125%, 5/15/19	2,000,000	2,043
U.S. Treasury Notes, 3.50%, 5/31/13	3,700,000	3,974
U.S. Treasury Notes, 3.50%, 2/15/18 (2)(7)	12,900,000	13,797
U.S. Treasury Notes, 3.625%, 2/15/20	9,950,000	10,524
U.S. Treasury Notes, 4.00%, 8/15/18 (2)	1,100,000	1,211
U.S. Treasury Notes, 4.25%, 8/15/15 (2)	6,250,000	6,991
U.S. Treasury Notes, 4.50%, 3/31/12 (2)	150,000	160
U.S. Treasury Notes, 4.625%, 10/31/11	9,100,000	9,608
U.S. Treasury Notes, 4.625%, 2/15/17	885,000	1,012
U.S. Treasury Notes, 4.75%, 8/15/17	1,550,000	1,793
		211,775
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $234,603)		245,721

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.7%

Abu Dhabi National Energy, 5.62%, 10/25/12 (3)	1,200,000	1,247
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,172
British Columbia, 2.85%, 6/15/15	825,000	854
European Investment Bank, 3.00%, 4/8/14	1,435,000	1,494
European Investment Bank, 3.125%, 6/4/14	1,200,000	1,259
European Investment Bank, 4.125%, 9/15/10 (2)	250,000	252
Export Import Bank of Korea, 5.25%, 2/10/14 (3)	500,000	524
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,248
Hydro-Quebec, 8.40%, 1/15/22	200,000	278

Inter-American Development Bank, 3.875%, 9/17/19	700,000	737
KfW, 4.875%, 6/17/19	1,000,000	1,110
Malaysia, 7.50%, 7/15/11 (2)	420,000	446
Mubadala, 5.75%, 5/6/14 (3)	310,000	331
Pemex Project Funding Master Trust, 9.125%, 10/13/10	20,000	20
Petrobras International Finance, 5.875%, 3/1/18	750,000	776
Petroleos Mexicanos, 6.00%, 3/5/20 (3)	1,050,000	1,100
Province of Nova Scotia, 5.125%, 1/26/17	800,000	903
Republic of Brazil, 5.875%, 1/15/19 (2)	1,000,000	1,102
Republic of Brazil, 6.00%, 1/17/17	300,000	331
Republic of Chile, 5.50%, 1/15/13	115,000	126
Republic of Italy, 4.50%, 1/21/15	330,000	335
Republic of Italy, 5.375%, 6/15/33	330,000	318
Republic of South Africa, 5.50%, 3/9/20	300,000	311
Republic of South Africa, 6.50%, 6/2/14	250,000	280
United Mexican States, 7.50%, 1/14/12 (2)	1,500,000	1,637
Total Foreign Government Obligations & Municipalities (Cost $17,044)		18,191
MUNICIPAL SECURITIES 0.6%		
California 0.1%		
California, Build America, 7.625%, 3/1/40	1,000,000	1,083
Los Angeles Airport, Build America, 6.582%, 5/15/39	550,000	609
San Diego Unified School Dist., Election 98E, GO 5.25%, 7/1/24 (8)	250,000	283
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	785
		2,760
Illinois 0.1%		
Chicago, O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	755,000	818
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/25	100,000	88

Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20 (Prerefunded 12/1/13) (9)	165,000	186
		257
Tennessee 0.0%		
Clarksville Public Building Auth., Metropolitan Nashville & Davidson County, GO, VRDN, 0.21%, 7/1/26	485,000	485
		485
Texas 0.1%		
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (9)	250,000	267
Texas, Build America, GO, 5.517%, 4/1/39	1,300,000	1,408
		1,675
Utah 0.1%		
Utah, GO, Build America, 4.554%, 7/1/24	1,000,000	1,083
Utah Transit Auth., Sales Tax, Build America, 5.937%, 6/15/39	900,000	1,017
		2,100
Virginia 0.0%		
Virginia Transportation Board 5.35%, 5/15/35	690,000	727
		727
Washington 0.1%		
Port of Seattle, 5.50%, 2/1/26 (Prerefunded 8/1/10) (9)(10)	1,000,000	1,005
		1,005
Total Municipal Securities (Cost $14,020)		15,181
BOND MUTUAL FUNDS 4.6%		
T. Rowe Price Institutional Floating Rate Fund, 6.00% (11)(12)	257,877	2,555

Morgan Stanley, Tri-Party, Dated 6/30/10, 0.30%, Delivery Value of $266,294 on 7/1/10, Collateralized by U.S. Government securities, 2.625% - 5.125%, 4/30/16 - 5/15/16 valued at $272,990	266,292	266
		1,254
Total Investments through Securities Lending Program with JPMorgan Chase Bank		7,113
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.9%		
Money Market Funds 2.9%		
T. Rowe Price Reserve Investment Fund, 0.30% (12)(13)	75,464,351	75,464
Total Investments through Securities Lending Program with State Street Bank and Trust Company		75,464
Total Security Lending Collateral (Cost $82,577)		82,577
Total Investments in Securities		
103.4% of Net Assets (Cost $2,404,746)		**$ 2,699,739**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at June 30, 2010 -- total value of such securities at period-end amounts to $83,736. See Note 4.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $30,776 and represents 1.2% of net assets.
(4) Security issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(5) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(6) All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2010.
(7) All or portion of this security is pledged as collateral for swaps at June 30, 2010.
(8) Insured by Assured Guaranty Municipal Corp.
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by National Public Finance Guarantee Corp.
(11) SEC 30-day yield

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2010. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/10	Value 12/31/09
T. Rowe Price Institutional Floating Rate Fund, 6.00%	$ 157	$ 2,873	$ 123	$ 2,555	$ 5,311
T. Rowe Price Institutional High Yield Fund, 8.46%	5,597	-	4,587	118,334	113,037
T. Rowe Price Term Asset-Backed Opportunity Fund	401 **	-	68	1,296	722
T. Rowe Price Reserve Investment Fund, 0.30%	¤	¤	33 ^	119,370	303,781
Totals			$ 4,811	$ 241,555	$ 422,851

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral investments, which are subject to rebates and fees as described in Note 4.

** Investment in partnership; cost balances reflect net capital contributed/returned and pro rata share of undistributed partnership earnings.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 245,513
Dividend income	4,811
Interest income	-
Investment income	$ 4,811
Realized gain (loss) on securities	$ 58
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $2,404,746)	$ 2,699,739
Interest and dividends receivable	8,377
Receivable for investment securities sold	7,206
Receivable for shares sold	1,589
Cash	150
Variation margin receivable on futures contracts	1
Other assets	704
Total assets	2,717,766
Liabilities	
Obligation to return securities lending collateral	82,577
Payable for investment securities purchased	17,164
Payable for shares redeemed	4,840
Investment management fees payable	956
Due to affiliates	389
Unrealized loss on swaps	246
Other liabilities	636
Total liabilities	106,808
NET ASSETS	$ 2,610,958
Net Assets Consist of:	
Undistributed net investment income	$ 1,054
Accumulated undistributed net realized loss	(199,511)
Net unrealized gain	294,876
Paid-in capital applicable to 156,171,050 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares authorized	2,514,539
NET ASSETS	$ 2,610,958
NET ASSET VALUE PER SHARE	$ 16.72

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid quarterly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $18,000 for the six months ended June 30, 2010. Additionally, the fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

New Accounting Pronouncement On January 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 -VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in private investment companies are valued at the entity’s net asset value (or equivalent) as of the valuation date. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on June 30, 2010:

($000s)	Level 1	Level 2	Level 3	Total Value
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	
Assets				
Investments in Securities, except:	$ 158,936	$ —	$ —	$ 158,936
Common Stocks	1,333,971	330,485	—	1,664,456
Preferred Stocks	—	4,931	—	4,931
Convertible Preferred Stocks	—	6,415	—	6,415
Convertible Bonds	—	2,028	—	2,028
Corporate Bonds	—	179,940	—	179,940
Asset-Backed Securities	—	11,544	—	11,544
Non-U.S. Government Mortgage-Backed Securities	—	39,676	—	39,676
U.S. Government & Agency Mortgage-Backed Securities	—	268,847	—	268,847
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	—	245,721	—	245,721
Foreign Government Obligations & Municipalities	—	18,191	—	18,191
Municipal Securities	—	15,181	—	15,181
Private Investment Companies	—	—	1,296	1,296
Security Lending Collateral	81,323	1,254	—	82,577
Total Securities	1,574,230	1,124,213	1,296	2,699,739
Futures Contracts	1	—	—	1
Total	$ 1,574,231	$ 1,124,213	$ 1,296	$ 2,699,740
Liabilities				
Swaps	$ —	$ 246	$ —	$ 246

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2010. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2010, totaled $163,000 for the six months ended June 30, 2010.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2010, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments and the right to reclaim or obligation to return collateral executed with the same counterparty under a master netting arrangement.

The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2010, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2010, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2010, the fund’s exposure to futures, based on underlying notional amounts, was generally between 0% and 1% of net assets.

Credit Default Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates and credit quality, to adjust overall exposure to certain markets, to enhance total return or protect the value of portfolio securities, to serve as a cash management tool, and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, index, or issuer thereof. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit; therefore, the payment risk increases as the price of the relevant underlying credit declines due to market valuations of credit quality. As of June 30, 2010, the notional amount of protection sold by the fund totaled $2,150,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, and depreciated swaps and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Net periodic receipts or payments required by swaps are accrued daily and are recorded as realized gain or loss for financial reporting purposes; fluctuations in the fair value of swaps are reflected in the change in net unrealized gain or loss and are reclassified to realized gain or loss upon termination prior to maturity or cash settlement. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2010, the fund’s exposure to swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.

Counterparty Risk and Collateral The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with over-the-counter (OTC) derivatives, including swaps and forward currency exchange contracts. Subject to certain minimum exposure requirements (which range from $100,000 to $500,000), collateral generally is determined based on the net aggregate unrealized gain or loss on all OTC derivative contracts with a particular counterparty. Collateral, both pledged by and for the benefit of the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of June 30, 2010, securities valued at $246,000 had been posted by the fund for the benefit of counterparties and no collateral was pledged by counterparties for the benefit of the fund.

At any point in time, the fund’s risk of loss from counterparty credit risk on OTC derivatives is the aggregate unrealized gain on appreciated contracts in excess of any collateral pledged by the counterparty for the benefit of the fund. Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against defaults. In accordance with standard derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity in the event the fund fails to maintain sufficient asset coverage; its net assets decline by stated percentages; or it otherwise fails to meet the terms of its agreements, which would cause the fund to accelerate payment of any net liability owed to the counterparty under the contract. For exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase Commitments During the six months ended June 30, 2010, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA transactions with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On June 30, 2010, the value of loaned securities was $83,736,000; aggregate collateral received included U.S. government securities valued at $4,322,000.

T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. During the six months ended June 30, 2010, the fund invested in the T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. (private fund), a private investment company managed by Price Associates that participates in the Term Asset-Backed Securities Loan Facility (TALF) program created and administered by the Federal Reserve Bank of New York (FRBNY). The TALF program provides eligible borrowers with term loans secured by eligible asset-backed securities and/or commercial mortgage-backed securities, which are either owned by the borrower or purchased by the borrower and subsequently pledged as collateral for a TALF loan. TALF loans generally are nonrecourse in nature. The private fund is treated as a partnership for federal income tax purposes. It has a limited life extending five years from final termination of the TALF program, currently scheduled for June 30, 2010, with two possible one-year extensions. Invested capital generally will be returned to investors as underlying securities are liquidated and the TALF loans mature, with the balance paid at maturity of the private fund. Ownership interests in the private fund may not be redeemed, sold, or assigned. As of June 30, 2010, the fund had outstanding capital commitments in the amount of $771,000, which may be called at the discretion of the private fund’s manager.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $464,157,000 and $389,032,000, respectively, for the six months ended June 30, 2010. Purchases and sales of U.S. government securities aggregated $190,186,000 and $143,646,000, respectively, for the six months ended June 30, 2010.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

In accordance with federal tax regulations, the fund recognized capital losses in the current period for tax purposes that had been recognized in the prior fiscal year for financial reporting purposes. Such deferrals relate to net capital losses realized between November 1, 2009 and December 31, 2009, and totaled $2,379,000. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2009, the fund had $133,123,000 of unused capital loss carryforwards, which expire: $154,000 in fiscal 2010, $317,000 in fiscal 2015, $68,000 in fiscal 2016, and $132,584,000 in fiscal 2017.

At June 30, 2010, the cost of investments for federal income tax purposes was $2,404,746,000. Net unrealized gain aggregated $294,876,000 at period-end, of which $377,658,000 related to appreciated investments and $82,782,000 related to depreciated investments.

NOTE 6 - ACQUISITION

On August 31, 2009, the fund acquired substantially all of the assets of the T. Rowe Price Tax-Efficient Balanced Fund (the acquired fund), pursuant to the Agreement and Plan of Reorganization dated June 23, 2009, and approved by shareholders of the acquired fund on August 21, 2009. The acquired fund’s assets had grown slowly since its inception, which caused its expenses to remain relatively high. The reorganization provided acquired fund shareholders the opportunity to become shareholders of a larger, more diversified fund with a significantly lower expense ratio, while maintaining a balanced approach to investing. The acquisition was accomplished by a tax-free exchange of 1,866,789 shares of the fund (with a value of $30,989,000) for all 2,445,504 shares of the acquired fund outstanding on August 28, 2009, with the same value. The net assets of the acquired fund at that date included $3,228,000 of unrealized appreciation and $539,000 of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Assets of the acquired fund, including securities of $23,704,000, cash of $96,000, and receivables and other assets of $7,250,000, were combined with those of the fund, resulting in aggregate net assets of $2,473,005,000 immediately after the acquisition. Proforma results of operations of the combined entity for the entire year ended December 31, 2009, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the fund’s accompanying Statement of Operations since August 31, 2009.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2010, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2010, expenses incurred pursuant to these service agreements were $91,000 for Price Associates; $398,000 for T. Rowe Price Services, Inc.; and $1,491,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, the Price managers) and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein. Accordingly, the accompanying Statement of Operations includes management fees permanently waived pursuant to this agreement.

Annual fee rates and amounts waived within the accompanying Statement of Operations related to shares of the underlying institutional funds for the six months ended June 30, 2010, are as follows:

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 9, 2010, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Adviser). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Adviser during the course of the year, as discussed below:

Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser.

Investment Performance of the Fund
 The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of the market turmoil during 2008 and 2009, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Contract and other benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Adviser may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Adviser and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Adviser. Under the Contract, the fund pays a fee to the Adviser composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was above the median for certain groups of comparable funds but at or below the median for other groups of comparable funds. The information also indicated that the fund’s total expense ratio was above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The Board also reviewed the fee schedules for institutional accounts of the Adviser and its affiliates with smaller mandates. Management informed the Board that the Adviser’s responsibilities for institutional accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise and that the Adviser performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds that it advises than it does for institutional accounts. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 17, 2010